Fair Value Measurements, Remaining Contractual Maturities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Remaining Contractual Maturities [Abstract]
Estimated Fair Value	$ 26,034	$ 9,851
Marketable Securities [Member]
Remaining Contractual Maturities [Abstract]
Due within one year		4,733
Due within one to five years		5,118
Estimated Fair Value		9,851
Corporate Bonds [Member]
Remaining Contractual Maturities [Abstract]
Due within one year		3,660
Due within one to five years		3,963
Estimated Fair Value		7,623
U.S. Treasury Securities [Member]
Remaining Contractual Maturities [Abstract]
Due within one year		1,073
Due within one to five years		1,155
Estimated Fair Value		$ 2,228